TAX MATTERS (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The reconciliation between the income tax expense that would result in applying the statutory tax rate and the income tax expense recorded is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2020	2021	2022
(Loss) before income tax	(42,101)	(88,492)	(203,272)
Income tax applying the statutory tax rate (*)	6,694	23,926	43,038
Permanent differences	(175)	(5,398)	(13,251)
Adjustments due to international tax rates	(1,018)	2,800	4,100
Tax credits / Withholding Tax of Spanish Branches	(4,661)	(4,510)	4,926
DTA write off	(5,619)	(21,277)	(131,118)
Total income tax expense	(4,779)	(4,459)	(92,305)

(*) Statutory tax rate refers to a combined rate of the group including all subsidiaries.

Disclosure of components of Income tax explanatory
The breakdown of the Atento Group’s income tax expense is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2020	2021	2022
Current tax expense	(22,797)	(19,868)	(18,270)
Deferred tax	18,018	15,409	(74,035)
Total income tax expense	(4,779)	(4,459)	(92,305)

Disclosure of deferred taxes [text block]
Details of deferred tax assets and liabilities on December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Deferred tax assets
Tax loss carryforwards	45,949	18,517
Tax credits	5,890	6,316
Tax credits – IFRS 16	924	672
Deferred tax assets from temporary differences
Litigations provisions	9,489	1,498
Financial costs	4,735	2,313
Fixed Assets	13,165	2,850
Operating provisions and others	35,048	18,296
Total deferred tax assets	115,200	50,462
Deferred tax liabilities
Intangible assets(**)	(5,742)	(1,290)
Others	644	(7,125)
Total deferred tax liabilities	(5,098)	(8,415)
Balance of assets at December 31, 2021 and 2022(*)	110,102	49,172
Balance of liabilities at December 31, 2021 and 2022(*)	—	(7,125)

(*)    Deferred tax assets/liabilities were offset by the entity that has the legal right to settle the tax amounts on a net basis.
(**)    DTL related to Intangible assets arised of Bain Capital acquisition in 2012.

Disclosure of deferred tax expense arising from write-down or reversal of write-down of deferred tax asset
The breakdown and balances of deferred tax assets and deferred tax liabilities on December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	Balance at 12/31/2020	Income Statement		Translation Differences	Balance at 12/31/2021
		Increases	Decreases
DEFERRED TAX ASSETS	102,353	20,542	(8,623)	928	115,200
Unused tax losses(*)	36,546	9,647	(1,175)	931	45,949
Unused tax credits	7,337	73	(29)	(568)	6,813
Deferred tax assets (temporary differences)(**)	58,470	10,822	(7,419)	565	62,438
DEFERRED TAX LIABILITIES	(11,503)	9,202	(470)	(2,327)	(5,098)
Deferred tax liabilities (temporary differences)	(11,503)	9,202	(470)	(2,327)	(5,098)

(*)    Tax credits for loss carryforwards.
(**)    The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.

	Thousands of U.S. dollars
	Balance at 12/31/2021	Income Statement		Translation Differences	Balance at 12/31/2022
		Increases	Decreases
DEFERRED TAX ASSETS	115,200	4,496	(70,805)	1,571	50,462
Unused tax losses(*)	45,949	1,013	(28,928)	483	18,517
Unused tax credits	6,813	—	(205)	(292)	6,316
Deferred tax assets (temporary differences)(**)	62,438	3,483	(41,672)	1,380	25,629
DEFERRED TAX LIABILITIES	(5,098)	—	(2,806)	(511)	(8,415)
Deferred tax liabilities (temporary differences)	(5,098)	—	(2,806)	(511)	(8,415)

(*)    Tax credits for loss carryforwards.
(**)    The decrease is mainly due to the reversal of DTA of Atento Brasil and Atento Mexico Holdco.

Disclosure of tax receivables and payables [text block]
Details of taxes recoverable and payables on December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	As of December 31,
Recoverable	2021	2022
Non-current
Indirect taxes	4,505	4,364
	4,505	4,364
Current
Indirect taxes	35,451	42,017
Other taxes	7,176	8,632
	42,627	50,649
Income tax	30,899	10,968
Total	78,031	65,981

	Thousands of U.S. dollars
	As of December 31,
Payables	2021	2022
Non-current
Social security	1,653	4,854
	1,653	4,854
Current
Indirect taxes	29,857	44,033
Other taxes	58,749	42,696
	88,606	86,729
Income tax	8,872	3,753
Total	99,131	95,336